Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

CORE PLUS BOND FUND I PROFILE

Class R–1 (formerly known as Advisors Signature)

The date of this profile is December 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Pacific Investment Management Company LLC (“PIMCO”)

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed–income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed–income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated Ba or lower by Moody’s, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar–denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non–U.S. dollar–denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage– or asset–backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Additional information about the Fund’s investments will be available in the Fund’s annual report to shareholders which will be available 60 days after October 31, 2008. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain this report at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk. Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

PIMCO has been the Fund’s Sub–Advisor since its inception.

The Fund is actively managed against the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of domestic, taxable fixed–income securities. The index covers the U.S. investment–grade bond market, with components for government and corporate securities, mortgage pass–through securities, and asset–backed securities.

Because the Fund’s inception is September 30, 2008, historical performance information is not available.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated For The Period Ended October 31, 2008(1)

Management Fees	0.60%
12b–1 Fees	0.35
Other Expenses*	0.54

Total Annual Fund Operating Expenses	1.49%
*Other Expenses which include:
Service Fee	0.25%
Administrative Service Fee	0.28

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R–1 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.53% for R–1 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

Class R–1	$152	$471

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”) was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

William H. Gross. Mr. Gross is the Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for the last five years. Mr. Gross has served as a portfolio manager for the Core Plus Bond Fund I since 2008. He earned a BA from Duke University and an MBA from the UCLA Graduate School of Business.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 1033-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

CORE PLUS BOND FUND I PROFILE

Class R–2 (formerly known as Advisors Select)

The date of this profile is December 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Pacific Investment Management Company LLC (“PIMCO”)

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed–income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed–income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated Ba or lower by Moody’s, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar–denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non–U.S. dollar–denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage– or asset–backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Additional information about the Fund’s investments will be available in the Fund’s annual report to shareholders which will be available 60 days after October 31, 2008. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain this report at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk. Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

PIMCO has been the Fund’s Sub–Advisor since its inception.

The Fund is actively managed against the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of domestic, taxable fixed–income securities. The index covers the U.S. investment–grade bond market, with components for government and corporate securities, mortgage pass–through securities, and asset–backed securities.

Because the Fund’s inception is September 30, 2008, historical performance information is not available.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated For The Period Ended October 31, 2008(1)

Management Fees	0.60%
12b–1 Fees	0.30
Other Expenses*	0.46

Total Annual Fund Operating Expenses	1.36%
*Other Expenses which include:
Service Fee	0.25%
Administrative Service Fee	0.20

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R–2 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.40% for R–2 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

Class R–2	$138	$431

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”) was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

William H. Gross. Mr. Gross is the Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for the last five years. Mr. Gross has served as a portfolio manager for the Core Plus Bond Fund I since 2008. He earned a BA from Duke University and an MBA from the UCLA Graduate School of Business.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 1034-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

CORE PLUS BOND FUND I PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is December 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Pacific Investment Management Company LLC (“PIMCO”)

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed–income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed–income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated Ba or lower by Moody’s, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar–denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non–U.S. dollar–denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage– or asset–backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Additional information about the Fund’s investments will be available in the Fund’s annual report to shareholders which will be available 60 days after October 31, 2008. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain this report at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk. Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

PIMCO has been the Fund’s Sub–Advisor since its inception.

The Fund is actively managed against the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of domestic, taxable fixed–income securities. The index covers the U.S. investment–grade bond market, with components for government and corporate securities, mortgage pass–through securities, and asset–backed securities.

Because the Fund’s inception is September 30, 2008, historical performance information is not available.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated For The Period Ended October 31, 2008(1)

Management Fees	0.60%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses	1.18%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R–3 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.22% for R–3 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

Class R–3	$120	$375

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”) was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

William H. Gross. Mr. Gross is the Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for the last five years. Mr. Gross has served as a portfolio manager for the Core Plus Bond Fund I since 2008. He earned a BA from Duke University and an MBA from the UCLA Graduate School of Business.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 1035-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.

CORE PLUS BOND FUND I PROFILE

Class R–4 (formerly known as Select)

The date of this profile is December 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Pacific Investment Management Company LLC (“PIMCO”)

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed–income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed–income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated Ba or lower by Moody’s, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar–denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non–U.S. dollar–denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage– or asset–backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Additional information about the Fund’s investments will be available in the Fund’s annual report to shareholders which will be available 60 days after October 31, 2008. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain this report at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk. Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

PIMCO has been the Fund’s Sub–Advisor since its inception.

The Fund is actively managed against the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of domestic, taxable fixed–income securities. The index covers the U.S. investment–grade bond market, with components for government and corporate securities, mortgage pass–through securities, and asset–backed securities.

Because the Fund’s inception is September 30, 2008, historical performance information is not available.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated For The Period Ended October 31, 2008(1)

Management Fees	0.60%
12b–1 Fees	0.10
Other Expenses*	0.29

Total Annual Fund Operating Expenses	0.99%
*Other Expenses which include:
Service Fee	0.15%
Administrative Service Fee	0.13

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R–4 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.03% for R–4 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

Class R–4	$101	$315

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”) was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

William H. Gross. Mr. Gross is the Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for the last five years. Mr. Gross has served as a portfolio manager for the Core Plus Bond Fund I since 2008. He earned a BA from Duke University and an MBA from the UCLA Graduate School of Business.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 1036-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.

CORE PLUS BOND FUND I PROFILE

Class R–5 (formerly known as Preferred)

The date of this profile is December 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Pacific Investment Management Company LLC (“PIMCO”)

Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed–income mutual fund.

Main Strategies and Risks

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed–income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of June 30, 2008 was 4.70 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated Ba or lower by Moody’s, or BB or lower by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar–denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non–U.S. dollar–denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage– or asset–backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred stocks.

Additional information about the Fund’s investments will be available in the Fund’s annual report to shareholders which will be available 60 days after October 31, 2008. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain this report at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk. Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds' foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

PIMCO has been the Fund’s Sub–Advisor since its inception.

The Fund is actively managed against the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index of domestic, taxable fixed–income securities. The index covers the U.S. investment–grade bond market, with components for government and corporate securities, mortgage pass–through securities, and asset–backed securities.

Because the Fund’s inception is September 30, 2008, historical performance information is not available.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Estimated For The Period Ended October 31, 2008(1)

Management Fees	0.60%
12b–1 Fees	0.00
Other Expenses*	0.27

Total Annual Fund Operating Expenses	0.87%
*Other Expenses which include:
Service Fee	0.15%
Administrative Service Fee	0.11

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R–5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for R–5 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your
		shares

	1	3

Class R–5	$89	$278

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”) was organized in 1971 and provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

William H. Gross. Mr. Gross is the Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has managed investment portfolios for the last five years. Mr. Gross has served as a portfolio manager for the Core Plus Bond Fund I since 2008. He earned a BA from Duke University and an MBA from the UCLA Graduate School of Business.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 1037-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MORTGAGE SECURITIES FUND PROFILE

Class R–1 (formerly known as Advisors Signature)

The date of this profile is December 15, 2008

This Profile summarizes key information about the Fund that is included in the Fund’ prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Edge Asset Management, Inc. (“Edge”)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile: The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fixed-Income Securities Risk. Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the SAM Portfolios and each of the Underlying Funds. Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Edge also serves as Sub-Advisor to some of the Underlying Funds. Principal and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of the Mortgage Securities Fund owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Mortgage Securities Fund	47.92%	9.96%	16.36%	14.60%	–%	88.84%

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3	'01	4.03%
Lowest return for a quarter during the period of the bar chart above:	Q2	'04	-1.32%

The year–to–date return as of December 15, 2008 for Class R–1 is XXX%

Average Annual Total Returns (%) (1) For the period ended December 15, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class R–1 Citigroup Mortgage Index (2) Morningstar Intermediate Government Category Average

(1)	R-1 shares were first sold on December 15, 2008. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For The Period Ended October 31, 2009

Management Fees	0.50%
12b–1 Fees	0.35
Other Expenses*	0.53

Total Annual Fund Operating Expenses	1.38%
Expense Reimbursement(1)	0.09

Net Expenses	1.29%
*Other Expenses which include:
Service Fee	0.25%
Administrative Service Fee	0.28

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R-1 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.29% for R-1 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

Class R–1	$131	$427

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has been employed by Edge since May 1998. He has served as the portfolio manager for the Mortgage Securities Fund since November 1, 1998. Mr. Sosey earned a bachelor’s degree in Business Administration, Finance from the University of the Pacific and an MBA from the University of California, Berkeley.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com PJ 1038-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MORTGAGE SECURITIES FUND PROFILE

Class R–2 (formerly known as Advisors Select)

The date of this profile is December 15, 2008

This Profile summarizes key information about the Fund that is included in the Fund’ prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Edge Asset Management, Inc. (“Edge”)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile: The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fixed-Income Securities Risk. Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the SAM Portfolios and each of the Underlying Funds. Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Edge also serves as Sub-Advisor to some of the Underlying Funds. Principal and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of the Mortgage Securities Fund owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Mortgage Securities Fund	47.92%	9.96%	16.36%	14.60%	–%	88.84%

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3	'01	4.06%
Lowest return for a quarter during the period of the bar chart above:	Q2	'04	-1.29%

The year–to–date return as of December 15, 2008 for Class R–2 is XXX%

Average Annual Total Returns (%) (1) For the period ended December 15, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class R–2 Citigroup Mortgage Index (2) Morningstar Intermediate Government Category Average

(1)	R-2 shares were first sold on December 15, 2008. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For The Period Ended October 31, 2009

Management Fees	0.50%
12b–1 Fees	0.30
Other Expenses*	0.45

Total Annual Fund Operating Expenses	1.25%
Expense Reimbursement(1)	0.09

Net Expenses	1.16%
*Other Expenses which include:
Service Fee	0.25%
Administrative Service Fee	0.20

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R-2 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.16% for R-2 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

Class R–2	$118	$386

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has been employed by Edge since May 1998. He has served as the portfolio manager for the Mortgage Securities Fund since November 1, 1998. Mr. Sosey earned a bachelor’s degree in Business Administration, Finance from the University of the Pacific and an MBA from the University of California, Berkeley.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com PJ 1039-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MORTGAGE SECURITIES FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is December 15, 2008

This Profile summarizes key information about the Fund that is included in the Fund’ prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Edge Asset Management, Inc. (“Edge”)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile: The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fixed-Income Securities Risk. Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the SAM Portfolios and each of the Underlying Funds. Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Edge also serves as Sub-Advisor to some of the Underlying Funds. Principal and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of the Mortgage Securities Fund owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Mortgage Securities Fund	47.92%	9.96%	16.36%	14.60%	–%	88.84%

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3	'01	4.11%
Lowest return for a quarter during the period of the bar chart above:	Q2	'04	-1.24%

The year–to–date return as of December 15, 2008 for Class R–3 is XXX%

Average Annual Total Returns (%) (1) For the period ended December 15, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class R–3 Citigroup Mortgage Index (2) Morningstar Intermediate Government Category Average

(1)	R-3 shares were first sold on December 15, 2008. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For The Period Ended October 31, 2009

Management Fees	0.50%
12b–1 Fees	0.25
Other Expenses*	0.32

Total Annual Fund Operating Expenses	1.07%
Expense Reimbursement(1)	0.09

Net Expenses	0.98%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R-3 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.98% for R-3 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

Class R–3	$100	$330

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has been employed by Edge since May 1998. He has served as the portfolio manager for the Mortgage Securities Fund since November 1, 1998. Mr. Sosey earned a bachelor’s degree in Business Administration, Finance from the University of the Pacific and an MBA from the University of California, Berkeley.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com PJ 1040-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MORTGAGE SECURITIES FUND PROFILE

Class R–4 (formerly known as Select)

The date of this profile is December 15, 2008

This Profile summarizes key information about the Fund that is included in the Fund’ prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Edge Asset Management, Inc. (“Edge”)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile: The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fixed-Income Securities Risk. Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the SAM Portfolios and each of the Underlying Funds. Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Edge also serves as Sub-Advisor to some of the Underlying Funds. Principal and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of the Mortgage Securities Fund owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Mortgage Securities Fund	47.92%	9.96%	16.36%	14.60%	–%	88.84%

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3	'01	4.11%
Lowest return for a quarter during the period of the bar chart above:	Q2	'04	-1.23%

The year–to–date return as of December 15, 2008 for Class R–4 is XXX%

Average Annual Total Returns (%) (1) For the period ended December 15, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class R–4 Citigroup Mortgage Index (2) Morningstar Intermediate Government Category Average

(1)	R-4 shares were first sold on December 15, 2008. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For The Period Ended October 31, 2009

Management Fees	0.50%
12b–1 Fees	0.10
Other Expenses*	0.28

Total Annual Fund Operating Expenses	0.88%
Expense Reimbursement(1)	0.09

Net Expenses	0.79%
*Other Expenses which include:
Service Fee	0.15%
Administrative Service Fee	0.13

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R-4 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.79% for R-4 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

Class R–4	$81	$270

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has been employed by Edge since May 1998. He has served as the portfolio manager for the Mortgage Securities Fund since November 1, 1998. Mr. Sosey earned a bachelor’s degree in Business Administration, Finance from the University of the Pacific and an MBA from the University of California, Berkeley.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com PJ 1041-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MORTGAGE SECURITIES FUND PROFILE

Class R–5 (formerly known as Preferred)

The date of this profile is December 15, 2008

This Profile summarizes key information about the Fund that is included in the Fund’ prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Edge Asset Management, Inc. (“Edge”)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile: The Fund may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Fund invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Fund may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Fund invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Fund also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fixed-Income Securities Risk. Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the SAM Portfolios and each of the Underlying Funds. Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Edge also serves as Sub-Advisor to some of the Underlying Funds. Principal and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of the Mortgage Securities Fund owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Mortgage Securities Fund	47.92%	9.96%	16.36%	14.60%	–%	88.84%

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Edge has provided investment advice to the Fund since the Fund’s inception.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year(1)

Highest return for a quarter during the period of the bar chart above:	Q3	'01	4.11%
Lowest return for a quarter during the period of the bar chart above:	Q2	'04	-1.23%

The year–to–date return as of December 15, 2008 for Class R–5 is XXX%

Average Annual Total Returns (%) (1) For the period ended December 15, 2008

Past 1 Year

Past 5 Years

Past 10 Years

Class R–5 Citigroup Mortgage Index (2) Morningstar Intermediate Government Category Average

(1)	R-5 shares were first sold on December 15, 2008. For periods prior to the date on which these classes began operations, their returns are based on the performance of the Fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for the periods prior to the date these classes began operations) that is no higher than the historical performance of the Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

For The Period Ended October 31, 2009

Management Fees	0.50%
Other Expenses*	0.26

Total Annual Fund Operating Expenses	0.76%
Expense Reimbursement(1)	0.09

Net Expenses	0.67%
*Other Expenses which include:
Service Fee	0.15%
Administrative Service Fee	0.11

(1)	Principal has contractually agreed to limit the Fund’s expenses attributable to R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2010. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.67% for R-5 shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3

Class R–5	$68	$232

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has been employed by Edge since May 1998. He has served as the portfolio manager for the Mortgage Securities Fund since November 1, 1998. Mr. Sosey earned a bachelor’s degree in Business Administration, Finance from the University of the Pacific and an MBA from the University of California, Berkeley.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com PJ 1042-31 | ©2008 Principal Financial Services, Inc. | 11/2008